Consolidated Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.8%
Adecoagro SA(a)	31,540	$135,937
Arcos Dorados Holdings Inc., Class A	36,907	143,199
Banco BBVA Argentina SA, ADR(a)	21,781	69,046
Banco Macro SA, ADR	12,255	210,296
Central Puerto SA, ADR	30,855	83,926
Despegar.com Corp.(a)	14,577	103,497
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)(b)	9,767	29,985
Grupo Financiero Galicia SA, ADR	30,400	243,504
Grupo Supervielle SA, ADR(b)	21,024	41,417
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	19,683	90,935
Pampa Energia SA, ADR(a)(b)	16,363	169,521
Transportadora de Gas del Sur SA, Class B	22,317	119,842

		1,441,105

Brazil — 5.9%
AES Tiete Energia SA	43,941	109,790
Aliansce Sonae Shopping Centers SA(a)	40,049	187,890
Alupar Investimento SA	43,308	198,315
Anima Holding SA(a)	22,900	92,467
Arezzo Industria e Comercio SA	14,500	112,399
Banco Inter SA	21,300	131,774
BK Brasil Operacao e Assessoria a Restaurantes SA	50,600	113,291
BR Properties SA	66,641	105,892
Camil Alimentos SA	9,500	17,369
Cia. de Locacao das Americas	99,700	271,504
Cia. de Saneamento de Minas Gerais-COPASA	18,800	199,731
Cia. de Saneamento do Parana	57,600	291,335
Cia. Hering	41,500	101,780
Construtora Tenda SA	21,800	100,709
Cosan Logistica SA(a)	42,122	140,068
CVC Brasil Operadora e Agencia de Viagens SA	38,700	102,609
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,500	266,838
Dommo Energia SA(a)	5,400	1,153
Duratex SA	95,900	189,995
EcoRodovias Infraestrutura e Logistica SA(a)	58,899	142,609
EDP — Energias do Brasil SA	86,400	281,101
Embraer SA(a)	218,500	287,653
Enauta Participacoes SA	25,900	48,165
Eneva SA(a)	57,000	400,808
Even Construtora e Incorporadora SA	38,600	50,177
Ez Tec Empreendimentos e Participacoes SA	27,477	164,980
Fleury SA	62,800	269,997
Grendene SA	89,100	119,104
Grupo SBF SA(a)	20,500	110,444
Guararapes Confeccoes SA	31,000	75,972
Iguatemi Empresa de Shopping Centers SA	26,600	159,617
Instituto Hermes Pardini SA	17,500	59,643
Iochpe Maxion SA	32,805	83,415
JHSF Participacoes SA	89,200	78,506
JSL SA	21,200	79,396
Light SA(a)	67,600	173,260
Linx SA	47,600	179,669
Locaweb Servicos de Internet SA(a)(c)	27,400	132,179
LOG Commercial Properties e Participacoes SA	60	258
M. Dias Branco SA	25,600	170,302
Mahle-Metal Leve SA	12,200	39,917
Marfrig Global Foods SA(a)	114,000	273,503

Security	Shares	Value

Brazil (continued)
Marisa Lojas SA(a)	40,700	$56,879
Minerva SA(a)	79,100	195,016
Movida Participacoes SA	44,600	91,563
MRV Engenharia e Participacoes SA	89,900	251,106
Odontoprev SA	78,500	194,693
Omega Geracao SA(a)	28,500	168,027
Petro Rio SA(a)	27,200	155,154
Qualicorp Consultoria e Corretora de Seguros SA	68,100	297,423
Santos Brasil Participacoes SA	84,100	65,037
Sao Martinho SA	52,300	187,106
Ser Educacional SA(c)	19,535	52,371
SLC Agricola SA	29,600	135,762
Smiles Fidelidade SA	19,100	42,483
TOTVS SA	138,300	512,090
Transmissora Alianca de Energia Eletrica SA	62,300	327,382
Trisul SA	32,700	48,468
Tupy SA	19,100	53,350
Via Varejo SA(a)	289,600	661,199
Vivara Participacoes SA	28,500	100,648
Wiz Solucoes e Corretagem de Seguros SA	25,300	43,882
YDUQS Participacoes SA	79,200	415,315

		10,170,538

Chile — 0.9%
AES Gener SA	824,167	112,571
CAP SA	20,748	134,120
Cia. Sud Americana de Vapores SA(a)	3,267,206	75,878
Engie Energia Chile SA	149,258	175,172
Forus SA	32,587	34,805
Grupo Security SA	356,168	65,594
Inversiones Aguas Metropolitanas SA	120,610	98,861
Inversiones La Construccion SA	10,561	68,203
Parque Arauco SA	176,213	295,439
Ripley Corp. SA	248,793	64,577
SMU SA	727,461	121,966
SONDA SA	153,140	91,291
Vina Concha y Toro SA	113,588	162,228

		1,500,705

China — 11.9%
21Vianet Group Inc., ADR(a)	16,625	242,725
360 Finance Inc., ADR(a)(b)	19,190	192,860
361 Degrees International Ltd.	298,000	39,216
500.com Ltd., ADR(a)	973	2,763
AGTech Holdings Ltd.(a)(b)	1,256,000	67,248
Ajisen China Holdings Ltd.	93,000	14,758
Anxin-China Holdings Ltd.(d)	1,084,000	1
Aoyuan Healthy Life Group Co. Ltd.(b)	83,000	92,091
Ascletis Pharma Inc.(a)(b)(c)	113,000	41,695
Asia Cement China Holdings Corp.(b)	147,500	168,033
Atlas Crop.	26,710	189,374
Beijing Capital Land Ltd., Class H	430,000	77,113
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	25,500	162,850
Beijing Gas Blue Sky Holdings Ltd.(a)	2,888,000	32,789
Beijing Jingneng Clean Energy Co. Ltd., Class H	380,000	80,893
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	84,000	100,787
Bitauto Holdings Ltd., ADR(a)	8,753	112,739
Boshiwa International Holding Ltd.(a)(b)(d)	32,000	0	(e)
C&D International Investment Group Ltd.	95,000	118,643
Camsing International Holding Ltd.(a)(b)(d)	164,000	19,370

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Canvest Environmental Protection Group Co. Ltd.(b)	297,000	$124,532
CAR Inc.(a)(b)	248,000	57,593
Central China Real Estate Ltd.	290,000	144,046
CGN New Energy Holdings Co. Ltd.	434,000	86,229
Chaowei Power Holdings Ltd.	200,000	63,218
China Aircraft Leasing Group Holdings Ltd.	237,500	186,605
China Animal Healthcare Ltd.(a)(d)	126,000	0	(e)
China BlueChemical Ltd., Class H	622,000	96,297
China Datang Corp. Renewable Power Co. Ltd., Class H	870,000	72,958
China Dongxiang Group Co. Ltd.	2,280,000	179,435
China Everbright Greentech Ltd.(c)	153,000	53,691
China Foods Ltd.	284,000	95,632
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	328,000	225,973
China Harmony New Energy Auto Holding Ltd.(b)	269,000	128,409
China High Speed Transmission Equipment Group Co. Ltd.	124,000	67,191
China Huiyuan Juice Group Ltd.(a)(d)	379,000	489
China Kepei Education Group Ltd.	190,000	153,941
China Lilang Ltd.	141,000	75,130
China LNG Group Ltd.(a)	656,000	14,472
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	380,000	142,175
China Lumena New Materials Corp.(a)(b)(d)	5,249	0	(e)
China Maple Leaf Educational Systems Ltd.(b)	476,000	124,051
China Meidong Auto Holdings Ltd.	136,000	312,672
China Merchants Land Ltd.	380,000	53,929
China Metal Recycling Holdings Ltd.(a)(d)	12,000	0	(e)
China Metal Resources Utilization Ltd.(a)(b)(c)	312,000	116,331
China Modern Dairy Holdings Ltd.(a)	771,000	85,545
China New Higher Education Group Ltd.(b)(c)	224,000	128,314
China Oriental Group Co. Ltd.	376,000	103,326
China Overseas Grand Oceans Group Ltd.	462,000	245,573
China Resources Medical Holdings Co. Ltd.	291,000	131,402
China SCE Group Holdings Ltd.	570,000	235,324
China Shineway Pharmaceutical Group Ltd.	101,000	63,850
China South City Holdings Ltd.	2,090,000	191,446
China Suntien Green Energy Corp. Ltd., Class H	665,000	145,852
China Tian Lun Gas Holdings Ltd.	86,000	60,137
China Travel International Investment Hong Kong Ltd.	762,000	95,361
China Water Affairs Group Ltd.(b)	262,000	174,757
China Youzan Ltd.(a)(b)	3,420,000	348,574
China ZhengTong Auto Services Holdings Ltd.(b)	341,000	43,114
China Zhongwang Holdings Ltd.	532,000	100,209
Chinasoft International Ltd.(b)	622,000	309,756
CIMC Enric Holdings Ltd.	192,000	79,515
CITIC Resources Holdings Ltd.	1,140,000	35,299
COFCO Meat Holdings Ltd.(a)	406,000	105,808
Colour Life Services Group Co. Ltd.(b)	122,000	54,775
Concord New Energy Group Ltd.	3,800,000	139,724
Consun Pharmaceutical Group Ltd.	95,000	40,446
COSCO SHIPPING International Hong Kong Co. Ltd.	38,000	10,982
Cosmo Lady China Holdings Co. Ltd.(a)(c)	285,000	33,460
Cosmopolitan International Holdings Ltd.(a)	380,000	80,893
CPMC Holdings Ltd.	285,000	107,367
Daqo New Energy Corp., ADR(a)	2,850	145,835
Dawnrays Pharmaceutical Holdings Ltd.	256,000	30,716
Dexin China Holdings Co. Ltd.	380,000	147,568
Digital China Holdings Ltd.	226,000	121,295
Dongyue Group Ltd.(b)	475,000	188,750
E-House China Enterprise Holdings Ltd.	171,000	175,170

Security	Shares	Value

China (continued)
Ever Sunshine Lifestyle Services Group Ltd.(b)	148,000	$232,187
Fanhua Inc., ADR	13,775	258,832
Fantasia Holdings Group Co. Ltd.	381,000	65,868
FinVolution Group	32,255	49,028
Fu Shou Yuan International Group Ltd.	304,000	283,174
Fufeng Group Ltd.	492,400	155,007
GCL-Poly Energy Holdings Ltd.(a)	4,119,000	118,506
Gemdale Properties & Investment Corp. Ltd.	1,710,000	253,709
Genertec Universal Medical Group Co. Ltd.(b)(c)	322,500	178,912
Glory Sun Financial Group Ltd.(a)	4,200,000	149,013
Goodbaby International Holdings Ltd.(a)	170,000	13,818
Grand Baoxin Auto Group Ltd.(a)	258,500	28,681
Greenland Hong Kong Holdings Ltd.	295,000	95,910
Guorui Properties Ltd.	362,000	52,308
Haichang Ocean Park Holdings Ltd.(a)(c)	489,000	33,437
Hangzhou Steam Turbine Co. Ltd., Class B	87,280	85,917
Harbin Electric Co. Ltd., Class H(a)	210,000	54,458
HC Group Inc.(a)	120,500	18,656
Hebei Construction Group Corp. Ltd.	142,500	124,465
HengTen Networks Group Ltd.(a)(b)	6,840,000	133,252
Hi Sun Technology China Ltd.(a)	1,140,000	111,779
Honghua Group Ltd.(a)	333,000	8,421
Hope Education Group Co. Ltd.(c)	760,000	252,974
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	30,609
Huabao International Holdings Ltd.	293,000	102,442
Huami Corp., ADR(a)(b)	7,220	67,868
iDreamSky Technology Holdings Ltd.(a)(c)	152,000	82,952
IGG Inc.(b)	310,000	187,576
IMAX China Holding Inc.(c)	38,100	50,138
Jianpu Technology Inc., ADR(a)(b)	3,454	2,205
Jiayuan International Group Ltd.	354,000	141,125
Jinchuan Group International Resources Co. Ltd.	870,000	62,856
JinkoSolar Holding Co. Ltd., ADR(a)(b)	9,615	152,013
Jiumaojiu International Holdings Ltd.(a)(c)	95,000	151,490
JNBY Design Ltd.	68,500	58,681
Kasen International Holdings Ltd.(a)	70,000	7,315
Konka Group Co. Ltd., Class B	142,500	43,388
Lifetech Scientific Corp.(a)	888,000	195,908
Lonking Holdings Ltd.	606,000	204,059
Luthai Textile Co. Ltd., Class B	58,900	34,728
LVGEM China Real Estate Investment Co. Ltd.(b)	382,000	116,310
Maoyan Entertainment(a)(c)	133,000	202,820
Meitu Inc.(a)(b)(c)	609,500	113,234
MMG Ltd.(a)	680,000	117,559
Mobvista Inc.(c)	89,000	63,612
National Agricultural Holdings Ltd.(b)(d)	354,000	19,022
NetDragon Websoft Holdings Ltd.(b)	63,500	157,624
Nexteer Automotive Group Ltd	285,000	154,799
Niu Technologies, SP ADR(a)	9,975	106,234
NOVA Group Holdings Ltd.(b)	480,000	15,482
OneSmart International Education Group Ltd., ADR(a)(b)	21,850	80,408
Panda Green Energy Group Ltd.(a)	1,476,000	25,898
PAX Global Technology Ltd.	257,000	99,471
Phoenix Media Investment Holdings Ltd.	316,000	12,027
Poly Property Group Co. Ltd.	760,000	242,188
Pou Sheng International Holdings Ltd.	646,000	125,016
Powerlong Commercial Management Holdings Ltd.	47,500	94,988
Q Technology Group Co. Ltd.(a)(b)	120,000	150,948
Qudian Inc., ADR(a)(b)	57,711	86,567
Qutoutiao Inc., ADR(a)(b)	19,396	46,162

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Realord Group Holdings Ltd.(a)(b)	250,000	$145,143
Redco Properties Group Ltd.(c)	280,000	124,268
Redsun Properties Group Ltd.	380,000	132,860
Road King Infrastructure Ltd.	69,000	89,555
Ronshine China Holdings Ltd.	181,500	162,041
Sany Heavy Equipment International Holdings Co. Ltd.	311,000	151,267
Shandong Airlines Co. Ltd., Class B	50,400	39,470
Shanghai Fudan Microelectronics Group Co. Ltd.,
Class H(a)(b)	92,000	60,534
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)(c)	13,000	53,251
Shanghai Industrial Urban Development Group Ltd.	570,000	52,213
Shanghai Jin Jiang Capital Co. Ltd., Class H	570,000	104,425
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	23,800	15,446
Shanghai Kindly Medical Instruments Co. Ltd.	12,800	92,478
Sheng Ye Capital Ltd.(b)	124,000	108,786
Shougang Fushan Resources Group Ltd.	788,000	145,380
Sihuan Pharmaceutical Holdings Group Ltd.	1,425,000	139,724
Silver Grant International Holdings Group Ltd.(a)	380,000	49,026
Sinopec Kantons Holdings Ltd.	284,000	100,761
Skyfame Realty Holdings Ltd.	1,074,000	141,334
Skyworth Group Ltd.	574,000	148,110
SMI Holdings Group Ltd.(a)(d)	468,800	82,892
Sohu.com Ltd., ADR(a)	10,376	69,519
Superb Summit International Group Ltd.(a)(b)(d)	238,250	213
TCL Electronics Holdings Ltd.	380,000	160,805
Texhong Textile Group Ltd.	100,000	68,765
Tian Ge Interactive Holdings Ltd.(a)(c)	141,000	17,100
Tiangong International Co. Ltd.	316,000	90,099
Tianjin Development Holdings Ltd.	224,000	37,858
Tianjin Port Development Holdings Ltd.	286,000	17,527
Tianli Education International Holdings Ltd.	361,000	229,147
Tianneng Power International Ltd.(b)	226,000	228,595
Times Neighborhood Holdings Ltd	190,000	220,617
Tong Ren Tang Technologies Co. Ltd., Class H	179,000	133,944
Tongda Group Holdings Ltd.	1,190,000	65,250
Towngas China Co. Ltd.	380,000	175,023
Truly International Holdings Ltd.(a)	190,000	17,649
Wasion Holdings Ltd.	170,000	54,832
Weimob Inc.(a)(c)	380,000	373,578
West China Cement Ltd.	570,000	105,896
Wisdom Education International Holdings Co. Ltd.	236,000	86,471
Wise Talent Information Technology Co. Ltd.(a)	57,000	135,312
X Financial, ADR(a)	10,980	7,575
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	142,500	163,808
Xiamen International Port Co. Ltd., Class H	464,000	34,122
Xingda International Holdings Ltd.	475,000	106,019
Xtep International Holdings Ltd.	343,000	110,631
Yadea Group Holdings Ltd.(c)	342,000	173,405
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	37,800	133,868
Yixin Group Ltd.(a)(c)	600,000	127,725
Yuexiu REIT	483,000	216,855
Yuexiu Transport Infrastructure Ltd.	318,000	211,699
Zhou Hei Ya International Holdings Co. Ltd.(c)	191,500	100,061
Zhuguang Holdings Group Co. Ltd.(a)(b)	898,000	122,807

		20,590,863

Security	Shares	Value

Colombia — 0.3%
Cementos Argos SA	128,924	$121,530
Corp. Financiera Colombiana SA(a)	25,620	179,404
Grupo Argos SA	93,005	217,924

		518,858

Cyprus — 0.4%
TCS Group Holding PLC	35,055	621,788

Czech Republic — 0.1%
Central European Media Enterprises Ltd. , Class A(a)	38,165	156,123

Egypt — 0.4%
Cleopatra Hospital(a)	325,755	105,218
Egyptian Financial Group-Hermes Holding Co.	182,859	124,558
Heliopolis Housing	178,272	52,222
Juhayna Food Industries	183,976	87,194
Medinet Nasr Housing	284,527	44,950
Oriental Weavers	95	31
Palm Hills Developments SAE(a)	486,901	33,260
Six of October Development & Investment	76,514	46,149
Talaat Moustafa Group	296,414	95,740
Telecom Egypt Co	99,508	68,736

		658,058

Greece — 1.3%
Aegean Airlines SA	5,457	25,980
Alpha Bank AE(a)	420,375	259,520
Athens Water Supply & Sewage Co. SA	11,305	89,661
Eurobank Ergasias Services and Holdings SA, Series A(a) .	795,720	336,345
GEK Terna Holding Real Estate Construction SA(a)	19,570	129,524
Hellenic Exchanges-Athens Stock Exchange SA	33,630	130,368
Holding Co. ADMIE IPTO SA	20,520	53,411
LAMDA Development SA(a)	15,818	109,970
Mytilineos SA	30,717	243,276
National Bank of Greece SA(a)	167,485	225,239
Piraeus Bank SA(a)(b)	86,413	136,012
Public Power Corp. SA(a)(b)	34,109	128,241
Sarantis SA	7,410	66,682
Terna Energy SA	12,825	143,229
Titan Cement International SA	13,205	165,981

		2,243,439

Hong Kong — 0.0%
Shougang Concord International Enterprises Co. Ltd.	473,200	78,755

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	145,255	183,342

India — 11.1%
Aarti Industries Ltd.	14,100	182,021
Aarti Surfactants Ltd.(a)	853	5,425
Aavas Financiers Ltd.(a)	7,630	103,447
Adani Enterprises Ltd.	41,990	82,379
Adani Power Ltd.(a)	240,171	115,613
Adani Transmission Ltd.(a)	45,193	103,933
Aditya Birla Fashion and Retail Ltd.(a)	63,097	100,049
Aegis Logistics Ltd.	29,705	69,002
AIA Engineering Ltd.	12,952	284,994
Ajanta Pharma Ltd.	7,220	145,510
Alembic Pharmaceuticals Ltd.	13,680	157,603
Apollo Hospitals Enterprise Ltd.	25,557	458,626
Apollo Tyres Ltd.	144,685	185,792
Arvind Fashions Ltd.(a)	864	1,433
Ashok Leyland Ltd.	417,050	234,127

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Astral Poly Technik Ltd.	19,130	$222,022
Atul Ltd.	5,274	314,736
AU Small Finance Bank Ltd.(c)	44,417	230,026
Avanti Feeds Ltd.	95	520
Bajaj Consumer Care Ltd.(a)	21,362	37,418
Balkrishna Industries Ltd.	24,727	352,807
Balrampur Chini Mills Ltd.	40,885	53,934
Bata India Ltd.	10,675	187,139
Bayer CropScience Ltd./India	3,610	256,606
Bharat Heavy Electricals Ltd.	286,615	106,131
Birla Corp. Ltd.	7,078	48,534
Blue Dart Express Ltd.	1,975	52,314
Can Fin Homes Ltd.	10,884	39,907
Century Textiles & Industries Ltd.	11,201	42,306
CESC Ltd.	19,570	142,952
Chalet Hotel Ltd.(a)	9,482	12,590
Cholamandalam Financial Holdings Ltd.(a)	25,435	82,528
Cholamandalam Investment and Finance Co. Ltd.	81,605	152,923
City Union Bank Ltd.	93,115	166,980
Coforge Ltd.	5,890	113,078
Coromandel International Ltd.	22,515	191,843
CRISIL Ltd.	6,246	114,506
Crompton Greaves Consumer Electricals Ltd.	173,755	515,523
Cummins India Ltd.	28,405	141,375
Dalmia Bharat Ltd.(a)	14,745	108,194
DCB Bank Ltd.	58,577	47,990
Dilip Buildcon Ltd.(c)	10,078	34,712
Dish TV India Ltd.(a)	91,797	5,159
Dr Lal PathLabs Ltd.(c)	8,972	181,852
eClerx Services Ltd.	4,408	23,114
Edelweiss Financial Services Ltd.	134,878	82,140
Emami Ltd.	37,905	97,675
Endurance Technologies Ltd.(c)	10,512	100,934
Engineers India Ltd.	95	80
Eris Lifesciences Ltd.(c)	13,631	90,124
Escorts Ltd.	17,769	212,254
Exide Industries Ltd.	87,875	189,309
Federal Bank Ltd.	494,095	293,388
Fortis Healthcare Ltd.(a)	143,885	220,062
Future Consumer Ltd.(a)	159,914	17,976
Future Lifestyle Fashions Ltd.	18,119	36,578
GE T&D India Ltd.	20,843	16,304
Gillette India Ltd.	2,755	175,692
Glenmark Pharmaceuticals Ltd.	43,900	206,129
GMR Infrastructure Ltd.(a)	95	24
Godrej Industries Ltd.	38,285	161,335
Godrej Properties Ltd.(a)	18,818	171,316
Granules India Ltd.	47,690	108,005
Gujarat Fluorochemicals Ltd.(a)	95	369
Gujarat Gas Ltd.	51,177	162,804
Gujarat State Petronet Ltd.	59,185	154,584
HEG Ltd.	95	957
Hemisphere Properties India Ltd.(a)	28,290	57,604
Hexaware Technologies Ltd.	39,652	133,063
ICICI Securities Ltd.(c)	19,344	97,492
IDFC First Bank Ltd.(a)	611,716	178,783
IDFC Ltd.	235,361	44,354
IIFL Finance Ltd.	39,997	33,297
IIFL Wealth Management Ltd.	8,273	92,406
India Cements Ltd. (The)	53,485	88,804

Security	Shares	Value

India (continued)
Indiabulls Housing Finance Ltd.	82,804	$133,761
Indiabulls Real Estate Ltd.(a)	69,331	39,059
Indiabulls Ventures Ltd.	57,579	53,759
IndiaMART Intermesh Ltd.	2,370	77,648
Indian Hotels Co. Ltd. (The)	189,810	189,769
Ipca Laboratories Ltd.	4,485	88,649
IRB Infrastructure Developers Ltd.(a)	48,382	38,710
Jindal Steel & Power Ltd.(a)	130,544	209,844
JK Cement Ltd.	9,293	143,580
JM Financial Ltd.	73,913	62,461
JSW Energy Ltd.	113,064	59,884
Jubilant Life Sciences Ltd.	24,216	141,598
Just Dial Ltd.(a)	12,359	64,160
Kajaria Ceramics Ltd.	20,273	91,691
Karur Vysya Bank Ltd. (The)	109,857	33,633
Kaveri Seed Co. Ltd.	10,004	52,695
KEC International Ltd.	19,960	51,922
KEI Industries Ltd.	13,433	49,581
KRBL Ltd.	18,207	45,110
L&T Technology Services Ltd.(c)	6,761	104,728
Laurus Labs Ltd.(c)	13,487	83,553
Lemon Tree Hotels Ltd.(a)(c)	118,433	28,192
Mahanagar Gas Ltd.	13,585	174,735
Mahindra & Mahindra Financial Services Ltd.	83,505	154,274
Mahindra CIE Automotive Ltd.(a)	38,351	47,472
Manappuram Finance Ltd.	77,501	128,321
Max Financial Services Ltd.(a)	45,963	291,979
Minda Industries Ltd.	29,925	114,609
Mindtree Ltd.	12,635	149,482
Motilal Oswal Financial Services Ltd.	11,414	78,485
Mphasis Ltd.	25,270	287,719
Multi Commodity Exchange of India Ltd.	8,647	151,867
Natco Pharma Ltd.	26,803	205,499
National Aluminium Co. Ltd.	163,526	63,580
Navin Fluorine International Ltd.	2,094	43,355
NBCC India Ltd.	154,471	35,341
Nippon Life India Asset Management Ltd.(c)	28,277	95,433
Oberoi Realty Ltd.	18,745	79,277
Oil India Ltd.	68,069	76,291
Persistent Systems Ltd.	12,563	87,316
Pfizer Ltd.	1,787	95,442
Phoenix Mills Ltd. (The)	18,225	126,608
PI Industries Ltd.	17,785	362,021
PNB Housing Finance Ltd.(c)	19,404	45,164
Polycab India Ltd.(a)	12,002	107,836
Power Finance Corp. Ltd.	3,870	3,849
Prestige Estates Projects Ltd.	37,413	77,407
Procter & Gamble Health Ltd.(a)	1,403	76,264
PVR Ltd.	10,220	121,897
Quess Corp. Ltd.(a)(c)	18,493	53,951
Radico Khaitan Ltd.	21,850	95,429
Rain Industries Ltd.	11,425	10,931
Rajesh Exports Ltd.	24,189	156,011
Ramco Cements Ltd. (The)	20,710	165,316
Raymond Ltd.	4,998	14,816
RBL Bank Ltd.(c)	106,615	169,899
Redington India Ltd.	85,885	98,474
Relaxo Footwears Ltd.	8,315	74,396
Sadbhav Engineering Ltd.	24,723	12,964
Sanofi India Ltd.	1,888	193,069

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Schaeffler India Ltd.	3,325	$140,576
Sobha Ltd.	14,901	38,279
Spandana Sphoorty Financial Ltd.(a)	5,989	38,017
SpiceJet Ltd.(a)	51,967	30,170
SRF Ltd.	4,427	204,157
Sterlite Technologies Ltd.	33,573	42,423
Strides Pharma Science Ltd.	13,644	71,895
Sundaram Finance Ltd.	9,982	167,275
Sunteck Realty Ltd.	19,285	40,207
Supreme Industries Ltd.	12,275	165,523
Syngene International Ltd.(c)	34,304	162,002
Tata Chemicals Ltd.	23,422	94,922
Tata Communications Ltd.	21,671	136,618
Tata Elxsi Ltd.	5,804	58,711
Tata Power Co. Ltd. (The)	348,270	168,340
TeamLease Services Ltd.(a)	3,390	66,505
Thermax Ltd.	9,183	86,315
Timken India Ltd.	5,225	58,824
Torrent Power Ltd.	39,082	164,590
TTK Prestige Ltd	2,755	170,232
Tube Investments of India Ltd.	24,060	116,933
Vakrangee Ltd.	140,874	49,090
Varun Beverages Ltd.	23,807	198,868
V-Guard Industries Ltd.	63,080	147,697
Vinati Organics Ltd.	9,648	129,710
VIP Industries Ltd.	13,017	37,467
V-Mart Retail Ltd.	2,959	62,398
Vodafone Idea Ltd.(a)	2,495,194	216,138
Voltas Ltd.	34,010	215,958
WABCO India Ltd.	1,805	165,354
Welspun Corp. Ltd.	6,723	5,330
Yes Bank Ltd.	100	35
Yes Bank Ltd., New	433,083	110,680

		19,165,520

Indonesia — 2.0%
AKR Corporindo Tbk PT	536,400	86,279
Alam Sutera Realty Tbk PT(a)	2,442,000	17,717
Aneka Tambang Tbk	2,591,000	94,879
Astra Agro Lestari Tbk PT	171,000	86,612
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	750,700	39,051
Bank Tabungan Negara Persero Tbk PT	1,729,000	89,941
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	666,400	131,364
Bintang Oto Global Tbk PT(a)	648,800	69,942
Bukit Asam Tbk PT	1,130,500	150,501
Bumi Resources Tbk PT(a)	19,161,100	65,575
Bumi Serpong Damai Tbk PT(a)	2,983,000	129,651
Ciputra Development Tbk PT	3,068,763	120,776
Global Mediacom Tbk PT(a)	1,874,900	24,254
Hanson International Tbk PT(a)(d)	25,794,200	60,106
Indika Energy Tbk PT	432,700	18,955
Indo Tambangraya Megah Tbk PT	123,600	68,526
Indosat Tbk PT(a)	414,400	57,296
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,045,000	87,262
Inti Agri Resources Tbk PT(a)(d)	12,327,500	28,956
Japfa Comfeed Indonesia Tbk PT	1,114,300	68,643
Jasa Marga Persero Tbk PT	646,000	156,968
Kresna Graha Investama Tbk PT(a)	3,646,600	17,222
Lippo Karawaci Tbk PT(a)	9,105,400	114,674
Matahari Department Store Tbk PT(a)	726,300	72,083

Security	Shares	Value

Indonesia (continued)
Medco Energi Internasional Tbk PT(a)	1,620,366	$48,799
Media Nusantara Citra Tbk PT	1,612,700	93,826
Mitra Adiperkasa Tbk PT	2,640,100	131,011
Pabrik Kertas Tjiwi Kimia Tbk PT	370,500	100,677
Pacific Strategic Financial Tbk PT(a)	1,486,600	105,313
Pakuwon Jati Tbk PT	5,548,000	137,466
Panin Financial Tbk PT(a)	4,299,500	49,440
Pelayaran Tamarin Samudra Tbk PT(a)	2,499,900	10,609
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	974,800	46,038
PP Persero Tbk PT	976,925	48,478
PP Properti Tbk PT	7,401,569	25,330
Ramayana Lestari Sentosa Tbk PT	952,100	37,146
Sawit Sumbermas Sarana Tbk PT	1,444,000	82,528
Sentul City Tbk PT(a)	7,844,000	26,845
Sitara Propertindo Tbk PT(a)(d)	2,167,400	20,000
Sri Rejeki Isman Tbk PT	293,200	2,850
Sugih Energy Tbk PT(a)(d)	1,824,800	500
Summarecon Agung Tbk PT	2,617,800	83,139
Surya Citra Media Tbk PT	1,853,200	126,845
Timah Tbk PT	299,296	9,096
Tower Bersama Infrastructure Tbk PT	2,794,800	202,771
Tunas Baru Lampung Tbk PT	319,100	10,877
Waskita Karya Persero Tbk PT	1,536,200	64,140
Wijaya Karya Persero Tbk PT	1,004,348	74,587

		3,395,544

Malaysia — 3.6%
Aeon Co. M Bhd	243,000	56,453
AEON Credit Service M Bhd(b)	47,500	98,114
AirAsia Group Bhd	617,500	98,005
Alliance Bank Malaysia Bhd	275,700	133,173
Axis Real Estate Investment Trust	265,500	126,414
Berjaya Sports Toto Bhd	237,500	120,184
Bermaz Auto Bhd	260,200	74,813
BIMB Holdings Bhd	161,500	132,989
British American Tobacco Malaysia Bhd	42,444	107,977
Bursa Malaysia Bhd	169,150	297,642
Cahya Mata Sarawak Bhd	171,000	66,866
DRB-Hicom Bhd(b)	262,200	99,512
Ekovest Bhd(b)	443,800	61,249
FGV Holdings Bhd(a)	500,500	117,426
Frontken Corp. Bhd	225,000	125,762
Globetronics Technology Bhd	195,066	87,942
Hibiscus Petroleum Bhd(a)	21,400	2,756
IGB REIT	503,500	202,674
Inari Amertron Bhd	756,950	259,426
IOI Properties Group Bhd	380,000	94,399
Kossan Rubber Industries	161,500	323,186
KPJ Healthcare Bhd	713,700	146,926
Magnum Bhd	285,000	147,499
Mah Sing Group Bhd	279,857	29,933
Malakoff Corp. Bhd	475,000	96,147
Malaysia Building Society Bhd	478,700	72,672
Malaysian Pacific Industries Bhd	29,500	74,641
Malaysian Resources Corp. Bhd	610,900	78,690
Mega First Corp Bhd	85,500	131,372
My EG Services Bhd(b)	581,400	180,538
Padini Holdings Bhd(b)	110,800	62,440
Pavilion REIT	201,300	77,325
Pentamaster Corp. Bhd(a)	117,500	138,649

5

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Pos Malaysia Bhd	70,200	$17,762
Sapura Energy Bhd(a)	2,318,000	50,652
Scientex Bhd(b)	90,000	171,409
Serba Dinamik Holdings Bhd	427,620	158,360
Sime Darby Property Bhd	737,000	115,275
SKP Resources Bhd	253,400	62,949
SP Setia Bhd Group	477,200	104,825
Sunway Bhd	90,000	27,740
Sunway Construction Group Bhd	190,020	82,171
Sunway REIT	482,100	177,426
Supermax Corp. Bhd(a)	218,592	387,155
Syarikat Takaful Malaysia Keluarga Bhd	73,800	72,994
TIME dotCom Bhd	114,000	280,575
UMW Holdings Bhd	98,600	47,401
Velesto Energy Bhd(a)	862,700	30,758
ViTrox Corp. Bhd	60,500	119,678
VS Industry Bhd(b)	450,425	91,691
WCT Holdings Bhd(a)	147,715	18,178
Yinson Holdings Bhd(b)	175,000	225,417

		6,166,210

Mexico — 2.2%
Alpek SAB de CV	47,500	33,291
Alsea SAB de CV(a)	152,000	128,786
Banco del Bajio SA(c)	223,500	204,212
Bolsa Mexicana de Valores SAB de CV	131,600	252,677
Concentradora Fibra Danhos SA de CV	83,000	76,850
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	200,700	99,217
Corp Inmobiliaria Vesta SAB de CV	178,600	244,458
Genomma Lab Internacional SAB de CV, Class B(a)	209,100	190,961
Gentera SAB de CV	324,000	134,111
Grupo Aeromexico SAB de CV(a)	5,400	1,547
Grupo Aeroportuario del Centro Norte SAB de CV	98,700	435,302
Grupo Cementos de Chihuahua SAB de CV	52,300	192,399
Grupo Comercial Chedraui SA de CV	103,000	128,647
Grupo Herdez SAB de CV(b)	72,000	114,232
La Comer SAB de CV(b)	153,900	189,300
Macquarie Mexico Real Estate Management SA de CV(c)	237,600	254,137
PLA Administradora Industrial S. de RL de CV(b)	240,500	300,927
Prologis Property Mexico SA de CV	138,131	263,220
Qualitas Controladora SAB de CV	47,500	189,229
Regional SAB de CV(a)	57,000	158,613
Telesites SAB de CV(a)(b)	402,400	259,663

		3,851,779

Pakistan — 0.6%
Bank Alfalah Ltd.	207,850	36,796
Engro Corp. Ltd./Pakistan	101,930	182,806
Engro Fertilizers Ltd.	181,000	66,534
Fauji Fertilizer Co. Ltd.	161,000	108,426
Hub Power Co. Ltd. (The)(a)	240,904	115,782
Indus Motor Co. Ltd.	4,180	25,038
Lucky Cement Ltd.	45,350	128,369
Millat Tractors Ltd.	9,518	43,570
Nishat Mills Ltd.	14,888	6,807
Pakistan Oilfields Ltd.	33,800	65,889
Pakistan Petroleum Ltd.	114,049	65,740
Pakistan State Oil Co. Ltd.	60,008	58,434
Searle Co. Ltd. (The)	31,847	39,335

Security	Shares	Value

Pakistan (continued)
United Bank Ltd./Pakistan	143,800	$84,914

		1,028,440

Philippines — 0.8%
Alliance Global Group Inc.(a)	1,197,900	141,987
Bloomberry Resorts Corp.	1,179,900	144,516
Cebu Air Inc.	72,570	51,682
Cosco Capital Inc.	500	48
D&L Industries Inc.	1,024,300	92,070
DMCI Holdings Inc.	1,330,000	103,520
DoubleDragon Properties Corp.(a)	247,110	78,204
First Gen Corp.	375,000	151,126
Manila Water Co. Inc.	372,800	82,632
Petron Corp.	1,017,200	56,667
Pilipinas Shell Petroleum Corp.	126,700	42,851
Security Bank Corp.	79,800	128,796
Semirara Mining & Power Corp.	297,600	64,788
Vista Land & Lifescapes Inc.	1,330,100	85,397
Wilcon Depot Inc.	502,300	150,829

		1,375,113

Poland — 1.3%
Alior Bank SA(a)(b)	30,115	107,661
Asseco Poland SA	15,960	290,964
Bank Handlowy w Warszawie SA	8,930	82,404
Bank Millennium SA(a)	194,940	121,028
Budimex SA	3,422	193,140
CCC SA	9,215	111,408
Ciech SA(a)	9,500	89,681
Enea SA(a)	66,706	97,538
Eurocash SA(b)	24,840	113,524
Famur SA	84,530	52,143
Grupa Azoty SA(a)	13,395	104,037
Jastrzebska Spolka Weglowa SA	14,485	59,815
KRUK SA	5,370	134,042
Neuca SA	665	84,865
PLAY Communications SA(c)	36,195	257,076
Tauron Polska Energia SA(a)(b)	330,981	102,083
TEN Square Games SA	1,045	132,576
Warsaw Stock Exchange	8,913	90,929

		2,224,914

Qatar — 1.1%
Aamal Co.	479,845	86,094
Al Meera Consumer Goods Co. QSC	19,570	94,061
Baladna	275,310	90,221
Doha Bank QPSC(a)	458,280	252,806
Gulf International Services QSC(a)	281,755	103,644
Gulf Warehousing Co.	95,950	133,347
Medicare Group	48,436	88,914
Qatar Aluminum Manufacturing Co.	873,810	152,722
Qatar Insurance Co. SAQ	434,340	239,719
Qatar National Cement Co. QSC	61,050	63,521
Qatar Navigation QSC	165,775	260,175
United Development Co. QSC	528,751	168,511
Vodafone Qatar QSC	529,910	148,620

		1,882,355

Russia — 0.9%
Aeroflot PJSC	150,706	166,533
Credit Bank of Moscow PJSC	3,363,000	257,791
Detsky Mir PJSC(c)	135,500	189,934
LSR Group PJSC, GDR(f)	74,691	120,701

6

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
M.Video PJSC	1,093	$5,261
Mechel PJSC, ADR(a)	33,104	59,918
Mosenergo PJSC	3,124,000	89,707
Rostelecom PJSC(a)	257,450	302,200
Safmar Financial Investment	3,710	20,818
Sistema PJSFC, GDR(f)	51,300	216,999
TMK PJSC, GDR(f)	26,410	86,757
Unipro PJSC	3,530,000	136,770

		1,653,389

Saudi Arabia — 2.6%
Al Hammadi Co. for Development and Investment(a)	21,096	114,803
Al Rajhi Co for Cooperative Insurance(a)	5,483	80,264
Aldrees Petroleum and Transport Services Co.	8,988	137,443
Arabian Cement Co./Saudi Arabia	14,974	96,562
Arriyadh Development Co.	31,082	107,408
City Cement Co.	33,099	123,023
Dallah Healthcare Co.	9,170	111,532
Dur Hospitality Co.	13,775	78,786
Eastern Province Cement Co.	14,125	99,927
Fawaz Abdulaziz Al Hokair & Co.(a)	22,451	108,981
Herfy Food Services Co.	6,890	80,520
Leejam Sports Co. JSC	8,481	127,844
Maharah Human Resources Co.	7,600	128,832
Middle East Healthcare Co.(a)	11,210	77,780
Mobile Telecommunications Co.(a)	81,605	238,475
Mouwasat Medical Services Co.	14,060	323,651
National Agriculture Development Co. (The)(a)	17,725	109,576
National Gas & Industrialization Co.	11,400	86,698
National Medical Care Co.	6,365	65,465
Qassim Cement Co. (The)	14,274	189,534
Saudi Ceramic Co.(a)	9,690	73,298
Saudi Chemical Co. Holding(a)	16,376	92,414
Saudi Ground Services Co.	26,885	207,754
Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,879	155,094
Saudi Public Transport Co.(a)	21,831	81,380
Saudi Real Estate Co.(a)	25,556	78,438
Saudi Research & Marketing Group(a)	11,476	183,607
Saudia Dairy & Foodstuff Co.	4,845	216,729
Seera Group Holding	47,025	198,071
Southern Province Cement Co.	19,678	243,621
United Electronics Co.	10,204	132,160
United International Transportation Co.	10,611	79,398
Yamama Cement Co.	33,740	169,472
Yanbu Cement Co.	25,291	181,674

		4,580,214

South Africa — 3.4%
Adcock Ingram Holdings Ltd.	17,114	42,179
AECI Ltd.	34,781	143,034
African Rainbow Minerals Ltd.	31,624	302,706
Alexander Forbes Group Holdings Ltd.	289,752	65,578
Allied Electronics Corp. Ltd.	63,745	75,137
Astral Foods Ltd.	11,687	102,209
Attacq Ltd.	187,060	50,931
AVI Ltd.	95,475	389,872
Barloworld Ltd.	60,708	231,716
Brait SE(a)(b)	268,376	39,732
City Lodge Hotels Ltd.	14,168	18,066
Coronation Fund Managers Ltd.(b)	63,030	136,968

Security	Shares	Value

South Africa (continued)
Curro Holdings Ltd.	7,705	$3,225
Dis-Chem Pharmacies Ltd.(c)	93,290	97,791
DRDGOLD Ltd.	127,965	128,477
Equites Property Fund Ltd.	149,451	138,096
Fortress REIT Ltd., Series A	346,465	218,143
Foschini Group Ltd. (The)	70,300	249,068
Harmony Gold Mining Co. Ltd.(a)	137,690	448,306
Imperial Logistics Ltd.	47,264	104,128
Investec Ltd.	77,425	133,554
Investec Property Fund Ltd.	101,705	50,364
JSE Ltd.	26,969	182,807
KAP Industrial Holdings Ltd.	839,964	102,914
Liberty Holdings Ltd.	30,305	106,578
Massmart Holdings Ltd.(a)(b)	31,014	37,594
Motus Holdings Ltd.(a)	49,308	77,167
Murray & Roberts Holdings Ltd.	29,061	6,791
Nampak Ltd.(a)	76,040	4,960
Netcare Ltd.	354,334	286,008
Ninety One Ltd.(a)	42,560	105,015
Oceana Group Ltd.	25,588	84,183
Redefine Properties Ltd.	1,666,965	181,546
Resilient REIT Ltd.	84,115	177,730
Reunert Ltd.	50,938	126,063
Royal Bafokeng Platinum Ltd.(a)	36,599	72,494
Sappi Ltd.(a)	164,595	236,489
Steinhoff International Holdings NV(a)(b)	1,251,150	71,679
Stor-Age Property REIT Ltd.	128,155	94,502
Sun International Ltd./South Africa(a)	812	384
Super Group Ltd./South Africa(a)	115,776	111,314
Telkom SA SOC Ltd.	91,295	92,696
Tongaat Hulett Ltd.(a)	45,086	15,472
Transaction Capital Ltd.	153,900	149,365
Truworths International Ltd.	122,623	217,918
Vukile Property Fund Ltd.	235,347	82,367
Wilson Bayly Holmes-Ovcon Ltd.	15,984	86,858
Zeder Investments Ltd.	317,829	33,893

		5,914,067

South Korea — 17.6%
ABLBio Inc.(a)	7,893	116,631
Advanced Process Systems Corp.	4,027	81,616
Aekyung Industrial Co. Ltd.	2,203	44,471
AfreecaTV Co. Ltd.	2,671	127,031
Ahnlab Inc.	2,314	103,326
AK Holdings Inc.	1,824	31,960
Alteogen Inc.(a)	2,756	537,870
Amicogen Inc.(a)	5,126	117,342
Ananti Inc.(a)	16,435	137,351
Anterogen Co. Ltd.(a)	1,805	92,403
Aprogen KIC Inc.(a)	20,586	50,615
Asiana Airlines Inc.(a)	36,018	117,641
BGF Co. Ltd.	95	344
BH Co. Ltd.(a)	7,167	100,984
Binex Co. Ltd.(a)	9,035	90,828
Binggrae Co. Ltd.	1,900	96,807
Boditech Med Inc.	4,352	77,485
Boryung Pharmaceutical Co. Ltd.	7,287	86,789
Bukwang Pharmaceutical Co. Ltd.	9,405	200,486
Cafe24 Corp.(a)	2,097	96,007
Cellivery Therapeutics Inc.(a)	1,550	109,512
Chabiotech Co. Ltd.(a)	13,033	213,104

7

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Chong Kun Dang Pharmaceutical Corp.	2,660	$202,757
Chongkundang Holdings Corp.	771	74,395
Chunbo Co. Ltd.	1,330	100,734
CJ CGV Co. Ltd.(a)	4,272	79,855
CMG Pharmaceutical Co. Ltd.(a)	34,203	112,542
Com2uSCorp.	3,144	269,098
Cosmax Inc.	2,213	157,963
CrystalGenomics Inc.(a)(b)	12,889	129,051
Cuckoo Homesys Co. Ltd.	2,432	79,434
Dae Hwa Pharmaceutical Co. Ltd.	1,770	15,578
Daea TI Co. Ltd.	19,901	94,005
Daeduck Co. Ltd.	6,461	34,850
Daeduck Electronics Co. Ltd./New(a)	11,167	83,497
Daesang Corp.	6,979	141,445
Daewoong Co. Ltd.	7,410	103,212
Daewoong Pharmaceutical Co. Ltd.	1,492	123,485
Daishin Securities Co. Ltd.	12,343	98,668
Daou Technology Inc.	9,083	134,215
DB HiTek Co. Ltd.	11,323	261,486
Dentium Co. Ltd.(a)	2,534	83,583
DGB Financial Group Inc.	48,546	206,187
DIO Corp.(a)	3,675	81,011
Dong-A Socio Holdings Co. Ltd.	1,615	117,234
Dong-A ST Co. Ltd.	1,855	130,013
Dongjin Semichem Co. Ltd.	10,535	152,268
DongKook Pharmaceutical Co. Ltd.	1,635	127,267
Dongkuk Steel Mill Co. Ltd.(a)	20,972	72,224
Dongsuh Cos. Inc.	10,523	141,898
Dongsung Pharmaceutical Co. Ltd.(a)	6,216	64,747
Dongwon F&B Co. Ltd.	355	56,183
Dongwon Industries Co. Ltd.	570	104,017
Doosan Heavy Industries & Construction Co. Ltd.(a)	37,408	129,280
Doosan Infracore Co. Ltd.(a)	42,085	176,706
Doosan Solus Co. Ltd.(a)	2,674	89,281
DoubleUGames Co. Ltd.	2,967	160,514
Duk San Neolux Co. Ltd.(a)	3,515	90,397
Easy Bio Inc.(b)(d)	15,519	53,382
Ecopro BM Co. Ltd.	2,755	266,724
Ecopro Co. Ltd.	6,367	125,443
Enzychem Lifesciences Corp.(a)	2,228	134,027
Eo Technics Co Ltd.	2,756	195,609
Eone Diagnomics Genome Center Co. Ltd.(a)	5,300	63,123
Eugene Corp.	95	305
Eutilex Co. Ltd.(a)	1,090	57,121
F&F Co. Ltd.	1,889	151,767
Feelux Co. Ltd.(a)(b)	17,996	71,348
Foosung Co. Ltd.	16,880	108,903
GemVax & Kael Co. Ltd.(a)	10,151	186,061
Geneone Life Science Inc.	11,096	94,972
Genexine Co. Ltd.(a)	4,286	259,904
Grand Korea Leisure Co. Ltd.	9,921	119,361
Green Cross Cell Corp.	1,918	64,814
Green Cross Corp./South Korea	1,868	213,430
Green Cross Holdings Corp.	7,273	125,675
Green Cross LabCell Corp.	95	3,578
GS Home Shopping Inc.	1,330	128,119
G-treeBNT Co. Ltd.(a)(b)	6,704	139,120
Hana Tour Service Inc.	3,398	111,396
Hanall Biopharma Co. Ltd.(a)	8,692	188,445
Handsome Co. Ltd.	4,657	113,750

Security	Shares	Value

South Korea (continued)
Hanil Cement Co. Ltd./New	772	$50,492
Hanjin Kal Corp.	1,260	87,802
Hanjin Transportation Co. Ltd.	1,995	86,505
Hankook Technology Group Co. Ltd.	95	775
Hansae Co. Ltd.	6,410	68,838
Hansol Chemical Co. Ltd.	2,755	216,894
Hanssem Co. Ltd.	3,332	227,613
Hanwha Aerospace Co. Ltd.(a)	11,195	219,660
Hanwha General Insurance Co. Ltd.(a)	16,159	30,075
Hanwha Investment & Securities Co. Ltd.(a)	1,104	1,533
Hanwha Life Insurance Co. Ltd.	88,445	108,909
HDC Holdings Co. Ltd.	15,295	117,326
HDC Hyundai Development Co-Engineering & Construction, Class E	12,160	195,884
HFR Inc.(a)	2,212	65,371
Hite Jinro Co. Ltd.	9,405	273,390
HLB Life Science Co. Ltd.(a)	11,748	175,492
HMM Co. Ltd.(a)	80,465	306,994
HS Industries Co. Ltd.	14,630	99,939
Huchems Fine Chemical Corp.	6,582	89,819
Hugel Inc.(a)	665	198,300
Huons Co. Ltd.	2,470	96,929
Huons Global Co. Ltd.	95	2,386
Hwaseung Enterprise Co. Ltd.	6,562	79,478
Hyosung Advanced Materials Corp.(a)	918	61,672
Hyosung Chemical Corp.	724	65,768
Hyosung Corp.(b)	2,816	153,027
Hyosung Heavy Industries Corp.(a)	1,195	16,645
Hyosung TNC Co. Ltd.	862	91,528
Hyundai Bioscience Co. Ltd.(a)	10,592	93,651
Hyundai Construction Equipment Co. Ltd.(a)(b)	3,992	62,534
Hyundai Electric & Energy System Co. Ltd.(a)	5,936	39,639
Hyundai Elevator Co. Ltd.	4,951	253,057
Hyundai Greenfood Co. Ltd.	15,770	105,689
Hyundai Home Shopping Network Corp.	2,280	123,348
Hyundai Livart Furniture Co. Ltd.	3,514	39,724
Hyundai Mipo Dockyard Co. Ltd.	7,074	194,207
Hyundai Rotem Co. Ltd.(a)	14,167	180,169
Hyundai Wia Corp.	5,074	153,230
Iljin Materials Co. Ltd.	6,923	260,776
Ilyang Pharmaceutical Co. Ltd.(b)	4,180	162,009
InBody Co. Ltd.	2,632	37,617
Innocean Worldwide Inc.	2,729	113,924
Inscobee Inc.(a)	18,544	35,712
iNtRON Biotechnology Inc.(a)	9,219	111,288
IS Dongseo Co. Ltd.	6,175	153,571
ITM Semiconductor Co. Ltd.(a)	2,090	117,963
JB Financial Group Co. Ltd.	41,248	158,204
Jejuair Co. Ltd.(a)	2,661	40,824
Jin Air Co. Ltd.(a)	4,543	39,251
JW Pharmaceutical Corp.	4,902	137,151
JYP Entertainment Corp.	8,142	150,224
KCC Corp.	1,615	187,131
KEPCO Engineering & Construction Co. Inc.	4,581	61,218
KEPCO Plant Service & Engineering Co. Ltd.	6,651	165,678
Kginicis Co. Ltd.	5,225	98,302
KIWOOM Securities Co. Ltd.	3,597	229,160
Koh Young Technology Inc.	3,348	252,225
Kolmar Korea Co. Ltd.	5,035	176,039
Kolmar Korea Holdings Co. Ltd.	2,396	43,530

8

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Kolon Corp.	1,441	$20,246
Kolon Industries Inc.	6,365	170,631
Komipharm International Co. Ltd.(a)	12,013	179,451
Korea Electric Terminal Co. Ltd.	1,754	49,924
Korea Line Corp.(a)	4,370	61,045
Korea Petrochemical Ind. Co Ltd.	1,111	116,622
Korea REIT Co. Ltd.	68,642	102,815
Korean Reinsurance Co.	29,156	173,978
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	26,760	131,158
Kyung Dong Navien Co. Ltd.	2,188	68,196
L&C Bio Co. Ltd.	532	49,529
L&F Co. Ltd.	4,472	85,219
LEENO Industrial Inc.	2,945	229,950
LegoChem Biosciences Inc.(a)	2,703	112,402
LG Hausys Ltd.	1,995	109,862
LG International Corp.	9,975	126,052
LIG Nex1 Co. Ltd.(b)	2,894	83,774
Lotte Chilsung Beverage Co. Ltd.	1,425	119,090
LOTTE Fine Chemical Co. Ltd.	6,159	188,234
LOTTE Himart Co. Ltd.	3,800	84,380
LOTTE Reit Co. Ltd.	28,310	134,869
Lotte Tour Development Co. Ltd.(a)	10,640	117,702
LS Corp.	5,595	168,964
LS Electric Co. Ltd.	4,439	163,266
Maeil Dairies Co. Ltd.	1,522	99,423
Mando Corp.	9,788	210,626
Mcnex Co. Ltd.	4,061	104,931
Medipost Co. Ltd.(a)	6,365	144,934
MedPacto Inc.(a)	2,634	145,264
Medy-Tox Inc.	1,330	181,493
MeereCo. Inc.	1,473	36,455
MegaStudyEdu Co. Ltd.	2,717	85,890
Meritz Financial Group Inc.	14,603	118,503
Meritz Fire & Marine Insurance Co. Ltd.	15,030	176,581
Mezzion Pharma Co. Ltd.(a)(b)	1,900	276,612
Mirae Asset Life Insurance Co. Ltd.	13,871	34,161
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,764	95,278
Modetour Network Inc.	2,974	29,417
Muhak Co. Ltd.(a)	6,796	33,638
Namhae Chemical Corp.	8,291	52,553
Namsun Aluminum Co. Ltd.(a)	17,860	91,431
Naturecell Co. Ltd.(a)	15,593	124,774
NEPES Corp.	5,417	142,374
Nexen Tire Corp.	95	452
NHN Corp.(a)	2,945	207,597
NHN KCP Corp.	3,800	161,702
NICE Holdings Co. Ltd.	9,500	167,225
NICE Information Service Co. Ltd.	10,866	159,684
NKMax Co. Ltd.(a)	11,357	123,800
NongShim Co. Ltd.	855	217,815
OCI Co. Ltd.(a)	6,745	214,585
OptoElectronics Solutions Co. Ltd.	2,660	92,465
Orion Holdings Corp.	13,775	156,275
Oscotec Inc.(a)	6,506	114,786
Osstem Implant Co. Ltd.(a)(b)	3,802	95,783
Paradise Co. Ltd.	15,298	179,112
Partron Co. Ltd.	12,045	83,156
Pharmicell Co. Ltd.(a)(b)	17,005	330,914
Poongsan Corp.	6,195	99,044
Posco ICT Co. Ltd.	22,820	87,801

Security	Shares	Value

South Korea (continued)
RFHIC Corp.(b)	4,087	$118,968
S&T Motiv Co. Ltd.	2,859	92,341
Sam Chun Dang Pharm Co. Ltd.	4,410	147,956
Samwha Capacitor Co. Ltd.	2,473	107,231
Samyang Foods Co. Ltd.	950	90,900
Sangsangin Co. Ltd.	95	585
Seegene Inc.	5,415	511,134
Seojin System Co. Ltd.	4,467	97,387
Seoul Semiconductor Co. Ltd.(b)	11,960	134,236
SFA Engineering Corp.	6,365	181,938
SFA Semicon Co. Ltd.(a)	19,760	88,234
Shin Poong Pharmaceutical Co. Ltd.(a)	8,455	148,148
Shinsegae International Inc.(b)	766	120,610
Silicon Works Co. Ltd.	3,747	111,794
SillaJen Inc.(a)(b)	19,774	193,197
SK Chemicals Co. Ltd.	2,414	179,132
SK Discovery Co. Ltd.	3,811	87,240
SK Materials Co. Ltd.	1,499	196,203
SK Networks Co. Ltd.	44,735	187,472
SKC Co. Ltd.	6,354	292,958
SKCKOLONPI Inc.	4,883	124,199
SL Corp.(a)(d)	4,412	49,163
SM Entertainment Co. Ltd.(a)	6,000	125,964
Songwon Industrial Co. Ltd.	5,225	60,964
Soulbrain Co. Ltd.	2,660	173,331
SPC Samlip Co. Ltd.	760	43,080
ST Pharm Co. Ltd.(a)	3,135	93,408
STCUBE(a)	7,362	63,012
Suheung Co. Ltd.	1,615	70,027
Taekwang Industrial Co. Ltd.	95	56,765
Taeyoung Engineering & Construction Co. Ltd.	12,186	152,516
Taihan Fiberoptics Co. Ltd.(a)	14,461	44,313
Telcon RF Pharmaceutical Inc.(a)	24,399	86,882
TES Co. Ltd./Korea	4,161	75,765
Theragen Etex Co. Ltd.(a)	9,448	87,732
Tokai Carbon Korea Co. Ltd.	1,733	116,844
Tongyang Inc.	38,732	44,723
Tongyang Life Insurance Co. Ltd.	15,987	37,888
Toptec Co. Ltd.	6,175	115,178
Ubiquoss Holdings Inc.	1,788	51,036
Vieworks Co. Ltd.	2,639	71,278
Webzen Inc.(a)	6,083	90,131
Wemade Co. Ltd.	3,104	78,449
WONIK IPS Co. Ltd.(a)	8,836	231,879
YG Entertainment Inc.(a)	3,147	75,216
Young Poong Corp.	285	117,364
Youngone Corp.	7,896	195,416
Yungjin Pharmaceutical Co. Ltd.(a)	30,951	131,706
Yuyang DNU Co. Ltd.(a)(d)	17,648	16,516
Zinus Inc.	2,552	173,094

		30,517,545

Spain — 0.1%
AmRest Holdings SE(a)	23,845	156,616

Taiwan — 23.7%
AcBel Polytech Inc.	160,000	108,709
A-DATA Technology Co. Ltd.	66,000	119,800
Advanced Ceramic X Corp.	13,000	135,304
Advanced Wireless Semiconductor Co.	44,596	134,865
AmTRAN Technology Co. Ltd.(a)	95,312	22,951

9

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShare® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Arcadyan Technology Corp.	38,541	$108,082
Ardentec Corp.	134,000	125,632
Asia Optical Co. Inc.	69,000	157,419
Asia Pacific Telecom Co. Ltd.(a)	549,910	120,147
Asia Vital Components Co. Ltd.	101,000	134,386
ASMedia Technology Inc.	8,000	302,415
ASPEED Technology Inc.	9,000	464,613
AURAS Technology Co. Ltd.	19,000	107,261
BES Engineering Corp.	532,000	119,778
Bizlink Holding Inc.	36,770	240,643
Brighton-Best International Taiwan Inc.	174,000	150,964
Capital Securities Corp.	475,530	157,903
Career Technology MFG. Co. Ltd.	118,990	105,020
Casetek Holdings Ltd.	43,816	65,669
Cathay Real Estate Development Co. Ltd.	169,300	112,491
Center Laboratories Inc.	92,474	178,018
Century Iron & Steel Industrial Co. Ltd.	42,000	125,196
Charoen Pokphand Enterprise	55,000	132,623
Cheng Loong Corp.	190,000	149,342
Cheng Uei Precision Industry Co. Ltd.	112,000	135,594
Chicony Power Technology Co. Ltd.	58,000	129,425
Chilisin Electronics Corp.	59,459	189,318
China Bills Finance Corp.	193,000	93,848
China General Plastics Corp.	141,966	89,837
China Man-Made Fiber Corp.	570,223	117,368
China Metal Products	95,000	88,118
China Motor Corp.	92,200	111,316
China Petrochemical Development Corp.	1,047,600	288,548
China Steel Chemical Corp.	69,000	229,808
Chin-Poon Industrial Co. Ltd.	105,000	83,406
Chipbond Technology Corp.	185,000	378,318
ChipMOS Technologies Inc.	173,000	178,042
Chlitina Holding Ltd.	13,000	85,296
Chong Hong Construction Co. Ltd.	56,424	157,104
Chroma ATE Inc.	104,000	453,755
Chung Hung Steel Corp.	475,000	123,397
Chunghwa Precision Test Tech Co. Ltd.	6,000	119,500
Cleanaway Co. Ltd.	31,000	159,517
Clevo Co.	133,000	128,460
CMC Magnetics Corp.(a)	322,238	77,702
Compeq Manufacturing Co. Ltd.	305,000	426,644
Concraft Holding Co. Ltd.	19,869	77,094
Coretronic Corp.	118,400	122,245
CSBC Corp. Taiwan(a)	81,455	67,280
CTCI Corp.	154,000	173,875
Cub Elecparts Inc.	17,992	90,185
Darfon Electronics Corp.	66,000	78,914
Darwin Precisions Corp.	114,000	37,968
E Ink Holdings Inc.	258,000	348,869
Egis Technology Inc.	18,000	110,908
Elan Microelectronics Corp.	85,000	283,097
Elite Material Co. Ltd.	81,000	397,918
Elite Semiconductor Memory Technology Inc.	102,000	138,774
eMemory Technology Inc.	21,000	255,287
Ennoconn Corp.	15,372	98,811
Epistar Corp.	313,000	375,287
Eternal Materials Co. Ltd.	288,399	307,369
Everlight Electronics Co. Ltd.	118,000	121,832
Far Eastern Department Stores Ltd.	309,000	246,994
Far Eastern International Bank	676,518	238,837

Security	Shares	Value

Taiwan (continued)
Faraday Technology Corp.	67,000	$97,292
Farglory Land Development Co. Ltd.	77,000	112,070
Feng Hsin Steel Co. Ltd.	160,000	277,635
Firich Enterprises Co. Ltd.	177,155	174,942
FLEXium Interconnect Inc.	89,418	323,126
Formosa Sumco Technology Corp.	24,000	126,295
Foxsemicon Integrated Technology Inc.	19,200	104,873
Fulgent Sun International Holding Co. Ltd.	31,000	103,144
General Interface Solution Holding Ltd.	71,000	268,393
Genius Electronic Optical Co. Ltd.	21,585	346,870
Getac Technology Corp.	118,000	172,137
Gigabyte Technology Co. Ltd.	156,000	306,545
Ginko International Co. Ltd.	10,000	50,458
Global Unichip Corp.	24,000	184,646
Gold Circuit Electronics Ltd.(a)	95,000	117,860
Goldsun Building Materials Co. Ltd.	332,000	154,251
Gourmet Master Co. Ltd.	23,821	87,668
Grand Pacific Petrochemical(a)	285,000	133,838
Grape King Bio Ltd.	37,000	232,906
Great Wall Enterprise Co. Ltd.	197,789	283,262
Greatek Electronics Inc.	108,000	161,865
Hannstar Board Corp.	96,481	124,518
HannStar Display Corp.	771,320	151,567
Holtek Semiconductor Inc.	53,000	113,679
Holy Stone Enterprise Co. Ltd.	41,050	169,532
Hota Industrial Manufacturing Co. Ltd.	62,192	192,013
Hotai Finance Co. Ltd.	95,000	261,032
HTC Corp.	212,000	215,354
Huaku Development Co. Ltd.	76,080	240,466
Hung Sheng Construction Ltd.	163,520	93,129
IBF Financial Holdings Co. Ltd.	589,869	221,999
International CSRC Investment Holdings Co.	203,945	136,869
International Games System Co. Ltd.	19,000	354,371
ITEQ Corp.	59,559	267,792
Jentech Precision Industrial Co. Ltd.	24,000	199,434
Jih Sun Financial Holdings Co. Ltd.	483,444	149,260
Johnson Health Tech Co. Ltd.	30,000	72,240
Kenda Rubber Industrial Co. Ltd.	183,341	176,471
Kindom Development Co. Ltd.	97,000	95,304
King Slide Works Co. Ltd.	18,000	194,838
King Yuan Electronics Co. Ltd.	317,000	317,792
King’s Town Bank Co. Ltd.	256,000	265,166
Kinpo Electronics	285,000	108,210
Kinsus Interconnect Technology Corp.	79,000	126,689
LandMark Optoelectronics Corp.	21,400	187,450
Lealea Enterprise Co. Ltd.	590	144
Lien Hwa Industrial Holdings Corp.	194,068	266,944
Lite-On Semiconductor Corp.	95,000	130,674
Longchen Paper & Packaging Co. Ltd.	206,456	90,765
Lotes Co. Ltd.	21,968	294,858
Lotus Pharmaceutical Co. Ltd.(a)	27,000	69,962
Lung Yen Life Service Corp.	79,000	149,712
Machvision Inc.	10,398	113,244
Macronix International	546,000	583,734
Makalot Industrial Co. Ltd.	58,036	278,341
Mercuries & Associates Holding Ltd.	121,436	89,383
Mercuries Life Insurance Co. Ltd.(a)	358,246	109,771
Merida Industry Co. Ltd.	67,000	401,665
Merry Electronics Co. Ltd.	54,224	244,708
Mitac Holdings Corp.	244,985	263,548

10

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
momo.com Inc.	14,000	$265,779
Nan Kang Rubber Tire Co. Ltd.	133,000	173,642
Nan Ya Printed Circuit Board Corp.	68,000	126,828
Nantex Industry Co. Ltd.	90,000	112,107
OBI Pharma Inc.(a)	43,184	173,311
Oneness Biotech Co. Ltd.	2,000	9,292
Oriental Union Chemical Corp.	190,000	105,679
Pan Jit International Inc.	93,900	74,119
Pan-International Industrial Corp.	151,722	89,189
Parade Technologies Ltd.	21,000	601,499
PChome Online Inc.(a)	29,305	113,218
PharmaEngine Inc.	32,756	78,876
PharmaEssentia Corp.(a)	50,000	170,691
Pharmally International Holding Co. Ltd.	21,603	109,004
Pixart Imaging Inc.	39,635	215,831
Poya International Co. Ltd.	17,453	335,981
President Securities Corp.	273,741	119,434
Primax Electronics Ltd.	109,000	168,265
Prince Housing & Development Corp.	380,917	122,426
Qisda Corp.	537,000	296,893
Quanta Storage Inc.	71,000	87,021
Radiant Opto-Electronics Corp.	131,000	449,392
Radium Life Tech Co. Ltd.	247,341	80,813
Rexon Industrial Corp. Ltd.	40,000	107,111
RichWave Technology Corp.	15,000	78,435
Ritek Corp.(a)	475,218	90,058
Roo Hsing Co. Ltd.(a)	174,000	50,128
Ruentex Industries Ltd.	95,000	206,611
Run Long Construction Co. Ltd.	65,000	132,923
Sanyang Motor Co. Ltd.	226,820	157,886
ScinoPharm Taiwan Ltd.	92,708	92,940
SDI Corp.	33,000	49,404
Sercomm Corp.	67,000	160,220
Shin Zu Shing Co. Ltd.	45,000	203,081
Shinkong Synthetic Fibers Corp.	419,135	150,763
Sigurd Microelectronics Corp.	125,124	155,858
Simplo Technology Co. Ltd.	49,600	528,626
Sinbon Electronics Co. Ltd.	66,000	330,824
Sino-American Silicon Products Inc.	149,000	435,710
Sinyi Realty Inc.	89,778	80,135
Sitronix Technology Corp.	33,000	167,061
Soft-World International Corp.	32,140	114,537
Sporton International Inc.	22,330	145,024
St. Shine Optical Co. Ltd.	14,000	166,694
Sunny Friend Environmental Technology Co. Ltd.	20,000	173,189
Sunonwealth Electric Machine Industry Co. Ltd.	95,000	169,592
Supreme Electronics Co. Ltd.	133,000	130,674
TA Chen Stainless Pipe	257,188	229,992
Taichung Commercial Bank Co. Ltd.	767,156	291,277
TaiDoc Technology Corp.	17,000	165,895
TaiMed Biologics Inc.(a)	55,000	173,106
Tainan Spinning Co. Ltd.	285,190	87,385
Taiwan Cogeneration Corp.	137,000	172,476
Taiwan Fertilizer Co. Ltd.	235,000	382,731
Taiwan Glass Industry Corp.	475,000	139,217
Taiwan Hon Chuan Enterprise Co. Ltd.	90,004	160,373
Taiwan Paiho Ltd.	75,050	171,221
Taiwan Secom Co. Ltd.	88,450	252,167
Taiwan Semiconductor Co. Ltd.	66,000	83,970
Taiwan Shin Kong Security Co. Ltd.	72,640	87,337

Security	Shares	Value

Taiwan (continued)
Taiwan Styrene Monomer	196,000	$105,752
Taiwan Surface Mounting Technology Corp.	76,000	289,825
Taiwan TEA Corp.	291,000	144,410
Taiwan Union Technology Corp.	68,000	312,540
TCI Co. Ltd.	26,528	233,252
Teco Electric and Machinery Co. Ltd.	475,000	446,128
Test Research Inc.	52,000	94,908
Ton Yi Industrial Corp.	380,000	111,121
Tong Hsing Electronic Industries Ltd.	45,000	198,585
Tong Yang Industry Co. Ltd.	113,133	137,531
Topco Scientific Co. Ltd.	56,000	193,972
TPK Holding Co. Ltd.(a)	95,000	134,155
Transcend Information Inc.	62,000	145,166
Tripod Technology Corp.	123,000	460,866
TSRC Corp.	222,000	120,150
TTY Biopharm Co. Ltd.	68,450	169,159
Tung Ho Steel Enterprise Corp.	190,000	151,557
TXC Corp.	89,000	173,998
U-Ming Marine Transport Corp.	146,000	141,259
Unimicron Technology Corp.	384,000	512,853
Union Bank of Taiwan(a)	380,530	137,510
Unitech Printed Circuit Board Corp.	164,420	124,034
United Integrated Services Co. Ltd.	45,400	317,535
United Renewable Energy Co. Ltd.(a)	655,879	130,848
UPC Technology Corp.	349,741	105,417
USI Corp.	380,070	150,003
Visual Photonics Epitaxy Co. Ltd.	47,425	132,679
Voltronic Power Technology Corp.	17,080	435,746
Wafer Works Corp.	145,681	158,903
Wah Lee Industrial Corp.	85,000	156,270
Walsin Lihwa Corp.	788,000	364,803
Wan Hai Lines Ltd.	190,000	103,147
Wistron NeWeb Corp.	85,481	179,930
WT Microelectronics Co. Ltd.	96,757	120,523
XinTec Inc.(a)	52,000	141,495
Xxentria Technology Materials Corp.	67,000	120,053
Yang Ming Marine Transport Corp.(a)	380,820	82,442
YFY Inc.	395,000	173,655
Yieh Phui Enterprise Co. Ltd.	459,797	127,411
Yulon Finance Corp.	42,800	142,263
Yulon Motor Co. Ltd.	264,000	174,095
YungShin Global Holding Corp.	85,200	135,639
Yungtay Engineering Co. Ltd.	62,000	113,159

		40,996,468

Thailand — 3.7%
AEON Thana Sinsap Thailand PCL, NVDR	25,800	114,766
Amata Corp. PCL, NVDR	270,600	123,348
AP Thailand PCL, NVDR	822,800	143,557
Bangchak Corp. PCL, NVDR	340,800	236,771
Bangkok Chain Hospital PCL, NVDR	437,200	199,289
Bangkok Land PCL, NVDR(b)	5,158,500	170,274
Bangkok Life Assurance PCL, NVDR	174,200	82,144
Banpu PCL, NVDR	1,273,000	250,118
Central Plaza Hotel PCL, NVDR(a)(b)	142,500	111,545
CH Karnchang PCL, NVDR	369,500	192,823
Chularat Hospital PCL, NVDR	1,995,800	161,872
CK Power PCL, NVDR(a)(b)	798,100	108,889
Com7 PCL, NVDR	190,000	146,338
Eastern Polymer Group PCL, NVDR	412,900	66,199

11

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Eastern Water Resources Development and Management PCL, NVDR	374,600	$122,472
Esso Thailand PCL, NVDR	352,000	61,415
GFPT PCL, NVDR	212,300	79,421
Gunkul Engineering PCL, NVDR(b)	1,568,899	140,071
Hana Microelectronics PCL, NVDR(b)	190,100	179,283
Jasmine International PCL, NVDR	1,147,200	134,880
KCE Electronics PCL, NVDR(b)	233,300	137,149
Khon Kaen Sugar Industry PCL, NVDR(b)	933,930	59,894
Kiatnakin Bank PCL, NVDR	85,532	114,276
Major Cineplex Group PCL, NVDR(b)	234,000	125,791
MBK PCL, NVDR	405,900	193,954
Mega Lifesciences PCL, NVDR(b)	134,700	145,032
Plan B Media PCL, NVDR	741,500	128,207
Pruksa Holding PCL, NVDR	236,600	88,511
PTG Energy PCL, NVDR	232,500	107,443
Quality Houses PCL, NVDR	3,116,267	211,604
Sansiri PCL, NVDR	5,135,400	125,923
Siamgas & Petrochemicals PCL, NVDR(b)	296,800	77,442
Sino-Thai Engineering & Construction PCL, NVDR	314,528	151,282
Sri Trang Agro-Industry PCL, NVDR(a)	275,580	229,578
Star Petroleum Refining PCL, NVS(b)	484,500	102,810
Supalai PCL, NVDR	519,800	241,843
Super Energy Corp. PCL, NVDR	5,861,500	149,255
Taokaenoi Food & Marketing PCL, Class R, NVDR	197,900	58,169
Thai Airways International PCL, NVDR(a)(b)	329,100	42,418
Thai Vegetable Oil PCL, NVDR	211,400	176,111
Thanachart Capital PCL, NVDR	110,300	126,562
Thonburi Healthcare Group PCL, NVDR	186,600	123,774
Tipco Asphalt PCL, NVDR	221,000	152,845
TTW PCL, NVDR(b)	550,700	237,177
WHA Corp. PCL, NVDR(b)	2,839,500	283,861

		6,416,386

Turkey — 1.3%
Coca-Cola Icecek AS	24,878	147,776
Dogan Sirketler Grubu Holding AS	342,076	95,780
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(b)	552,615	119,086
Enerjisa Enerji AS(c)	62,225	74,070
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	289,370	106,475
Koza Altin Isletmeleri AS(a)	12,540	136,218
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	65,036	114,980
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	13,692	90,725
Migros Ticaret AS(a)	21,375	104,783
MLP Saglik Hizmetleri AS(a)(b)(c)	28,407	69,669
Pegasus Hava Tasimaciligi AS(a)(b)	11,799	103,867
Petkim Petrokimya Holding AS(a)(b)	341,228	176,579
Sasa Polyester Sanayi AS	54,297	81,189
Soda Sanayii AS	143,450	118,604
Sok Marketler Ticaret AS(a)	56,430	96,787
Tekfen Holding AS	65,404	134,327
Trakya Cam Sanayii AS	190,670	90,003
Turkiye Halk Bankasi AS(a)	207,005	161,441
Ulker Biskuvi Sanayi AS(a)	52,966	183,244

		2,205,603

United Arab Emirates — 0.6%
Air Arabia PJSC	854,789	246,676
Amanat Holdings PJSC	529,062	108,314
Arabtec Holding PJSC	1	0	(e)

Security	Shares	Value

United Arab Emirates (continued)
DAMAC Properties Dubai Co. PJSC(a)	139,840	$24,708
Dana Gas PJSC	1,199,770	212,638
Drake & Scull International PJSC(a)(d)	241,185	11,162
Dubai Financial Market PJSC	715,605	145,336
Dubai Investments PJSC	692,880	220,702

		969,536

Total Common Stocks — 98.7% (Cost: $195,281,096)		170,663,273

Preferred Stocks

Brazil — 1.2%
Alpargatas SA, Preference Shares, NVS	15,488	70,808
Azul SA, Preference Shares, NVS	83,500	219,547
Banco ABC Brasil SA, Preference Shares, NVS	25,269	65,137
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS	59,800	138,074
Banco Pan SA, Preference Shares, NVS	104,500	107,750
Bradespar SA, Preference Shares, NVS	66,600	432,260
Cia. de Saneamento do Parana, Preference Shares, NVS	9,500	9,306
Cia. Energetica de Sao Paulo, Class B, Preference
Shares, NVS	57,000	299,845
Gol Linhas Aereas Inteligentes SA, Preference
Shares, NVS	47,500	105,213
Marcopolo SA, Preference Shares, NVS	161,569	78,537
Metalurgica Gerdau SA, Preference Shares, NVS	237,500	269,812
Randon SA Implemetos e Participacoes, Preference
Shares, NVS	53,725	87,051
Unipar Carbocloro SA, Preference Shares, NVS	15,483	64,685
Usinas Siderurgicas de Minas Gerais SA, Class A,
Preference Shares, NVS	123,500	139,847

		2,087,872

Total Preferred Stocks — 1.2% (Cost: $2,681,182)		2,087,872

Rights

India — 0.0%
Arvind Fashions Ltd., (Expires 07/22/20)(a)	3,356	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(g)(h)(i)	8,659,334	8,672,323
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(g)(h)	700,000	700,000

		9,372,323

Total Short-Term Investments — 5.4% (Cost: $9,359,527)		9,372,323

Total Investments in Securities — 105.3% (Cost: $207,321,805)		182,123,468

Other Assets, Less Liabilities — (5.3)%		(9,214,811)

Net Assets — 100.0%		$172,908,657

12

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,922,363	(9,263,029)	8,659,334	$8,672,323	$465,456	(b)	$732	$4,879
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	590,000	700,000	700,000	3,304		—	—

				$9,372,323	$468,760		$732	$4,879

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	18	06/19/20	$840	$56,115

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

13

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$164,665,714	$5,605,178		$392,381	$170,663,273
Preferred Stocks	2,087,872	—		—	2,087,872
Rights	—	0	(a)	—	—
Money Market Funds	9,372,323	—		—	9,372,323

	$176,125,909	$5,605,178		$392,381	$182,123,468

Derivative financial instruments(b)
Assets
Futures Contracts	$56,115	$—		$—	$56,115

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

14